Consolidated Balance Sheet (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 263,063	$ 4,027	$ 103,360
Prepaid expenses	750	1,125	3,188
Total current assets	263,813	5,152	106,548
Intangible asset, net	6,047	6,131	6,467
Total assets	269,860	11,283	113,015
Current liabilities:
Accounts payable and accrued expenses	7,189	30,180	17,012
Due to shareholders	500	500	500
Convertible advance- related party (see Note 7)	300,000
Total liabilities	307,689	30,680	17,512
Shareholders' equity:
Preferred stock; no par value; 100,000,000 shares authorized; no shares outstanding at March 31, 2013 or December 31, 2012	0	0	0
Common stock; $.00001 par value; 3,000,000,000 shares authorized; 745,761,432 shares issued and outstanding at March 31, 2013 or December 31, 2012	7,458	7,458	7,458
Additional paid in capital	285,573	285,573	285,573
Deficit accumulated during the development stage	(330,860)	(312,428)	(197,528)
Total shareholders' equity	(37,829)	(19,397)	95,503
Total liabilities and shareholders' equity	$ 269,860	$ 11,283	$ 113,015